Real Estate (Details 12) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of restricted cash
Restricted Cash, Additions	$ (470,000)	$ 1,249,000	$ 1,700,663	$ 0	$ 0
Real estate asset acquisitions and contributions
Schedule of restricted cash
Restricted cash beginning balance		5,569,678	5,569,678
Restricted Cash, Additions			26,769,971
Restricted cash, Utilizations	(12,804,000)		(6,878,653)
Restricted cash ending balance			25,460,996
Plainfield
Schedule of restricted cash
Restricted cash beginning balance		496,547	496,547
Restricted Cash, Additions			100,000
Restricted cash, Utilizations			0
Restricted cash ending balance			596,547
Will Partners
Schedule of restricted cash
Restricted cash beginning balance		257,347	257,347
Restricted Cash, Additions			106,339
Restricted cash, Utilizations			(28,838)
Restricted cash ending balance			334,848
Emporia Partners
Schedule of restricted cash
Restricted cash beginning balance		679,497	679,497
Restricted Cash, Additions			80,509
Restricted cash, Utilizations			0
Restricted cash ending balance			760,006
ITT
Schedule of restricted cash
Restricted cash beginning balance		342,512	342,512
Restricted Cash, Additions			0
Restricted cash, Utilizations			(342,512)
Restricted cash ending balance			0
Quad/Graphics
Schedule of restricted cash
Restricted cash beginning balance		260,000	260,000
Restricted Cash, Additions			0
Restricted cash, Utilizations			(260,000)
Restricted cash ending balance			0
TransDigm
Schedule of restricted cash
Restricted cash beginning balance		5,000	5,000
Restricted Cash, Additions			0
Restricted cash, Utilizations			0
Restricted cash ending balance			5,000
Health Net [Member]
Schedule of restricted cash
Restricted cash beginning balance		3,528,775	3,528,775
Restricted Cash, Additions			1,416
Restricted cash, Utilizations			(2,357,155)
Restricted cash ending balance			1,173,036
Comcast
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			1,572,940
Restricted cash, Utilizations			(40,365)
Restricted cash ending balance			1,532,575
Midland Mortgage Loan Reserves
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			584,110
Restricted cash, Utilizations			(130,739)
Restricted cash ending balance			453,371
Midland Mortgage Loan Restricted Lockbox
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			1,700,663
Restricted cash, Utilizations			0
Restricted cash ending balance			1,700,663
Schlumberger Rent Abatement Escrow
Schedule of restricted cash
Restricted Cash, Additions			1,111,566
Restricted cash, Utilizations			(988,079)
Restricted cash ending balance			123,487
Schlumberger Houston, TX
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			1,566,480
Restricted cash, Utilizations			(1,566,480)
Restricted cash ending balance			0
Nokia
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			973,750
Restricted cash, Utilizations			(672,450)
Restricted cash ending balance			301,300
Will Partners Re-tenanting Costs
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			237,104
Restricted cash, Utilizations			0
Restricted cash ending balance			237,104
Verizon Property, Warren NJ
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			1,800,000
Restricted cash, Utilizations			0
Restricted cash ending balance			1,800,000
Coca-Cola Refreshments, Atlanta GA
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			100,000
Restricted cash, Utilizations			0
Restricted cash ending balance			100,000
General Electric, Atlanta GA
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			6,412,576
Restricted cash, Utilizations			0
Restricted cash ending balance			6,412,576
Atlanta Wildwood, Atlanta GA
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			829,733
Restricted cash, Utilizations			(79,167)
Restricted cash ending balance			750,566
IBM, Dublin OH
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			824,438
Restricted cash, Utilizations			0
Restricted cash ending balance			824,438
Aetna, Arlington TX
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			237,918
Restricted cash, Utilizations			0
Restricted cash ending balance			237,918
CHRISTUS Health, Irving TX
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			2,835,029
Restricted cash, Utilizations			(412,868)
Restricted cash ending balance			2,422,161
Roush Industries, Allen Park MI
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			48,338
Restricted cash, Utilizations			0
Restricted cash ending balance			48,338
Eagle Rock Executive Office Center, East Hanover NJ
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			558,963
Restricted cash, Utilizations			0
Restricted cash ending balance			558,963
One Century Place, Nashville TN
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			4,050,471
Restricted cash, Utilizations			0
Restricted cash ending balance			4,050,471
One Century Place Rent Abatement Escrow
Schedule of restricted cash
Restricted cash beginning balance		0	0
Restricted Cash, Additions			1,037,628
Restricted cash, Utilizations			0
Restricted cash ending balance			$ 1,037,628